OPERATING EXPENSES - Components of operating expenses (Details) - ARS ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Cost of equipment
Inventory balance at the beginning of the year	$ (137,589)	$ (68,219)	$ (83,216)	$ (87,371)
Plus:
Acquisitions through business combination			(72,074)
Purchases	(33,952)	(74,686)	(175,944)	(172,809)
Others	(1,949)	(1,721)	(4,888)	(9,893)
Less:
Inventory balance at the end of the year	101,606	76,667	101,606	76,667
Cost of equipment and handsets	$ (67,986)	$ (64,517)	$ (224,740)	$ (173,620)